UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-8820
                                   --------------------------------------------

                           The Markman MultiFund Trust
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               (Exact name of registrant as specified in charter)

             6600 France Avenue South, Minneapolis, Minnesota   55435
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               (Address of principal executive offices)       (Zip code)

    Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (952) 920-4848
                                                   ----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  09/30/05
                         -----------

         Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

MARKMAN TOTAL RETURN CORE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)

       Shares                                                     Market Value
       COMMON STOCKS   97.4%
       ENERGY/NATURAL RESOURCES   23.2%
       30,000            Peabody Energy Corporation               $  2,530,500
       19,000            Oil Service HOLDRs Trust                    2,356,000
       39,000            EnCana Corp.                                2,274,090
       20,000            Valero Corporation                          2,261,200
       55,000            BHP Billiton Ltd. - ADR                     1,879,900
       16,000            PetroChina Company Ltd. - ADR               1,333,920
       25,000            Sasol Ltd. - Sponsored ADR                    967,250
                                                                  ------------

                                                                  $ 13,602,860

       REAL ESTATE INVESTMENT TRUST   18.3%
       25,000            Vornado Realty Trust                     $  2,165,500
       27,000            Rayonier, Inc.                              1,555,740
       14,000            Alexandria Real Estate Equities, Inc.       1,157,660
       30,000            LaSalle Hotel Properties                    1,033,500
       40,000            Realty Income Corporation                     956,400
       17,000            The Mills Corporation                         936,360
       35,000            Nationwide Health Properties, Inc.            815,500
       60,000            Annualy Mortgage Management, Inc.             777,000
       31,000            BioMed Realty Trust, Inc.                     768,800
       8,000             SL Green Realty Corp.                         545,440
                                                                  ------------

                                                                  $ 10,711,900

       HEALTH CARE/MEDICAL   7.9%
       44,000            UnitedHealth Group, Inc.                 $  2,472,800
       25,000            Cerner Corporation*                         2,173,250
                                                                  ------------

                                                                  $  4,646,050

       RETAIL 7.0%
       58,000            Chico's FAS, Inc.*                       $  2,134,400
       10,000            Sears Holdings Corporation*                 1,244,200
       15,000            Starbucks Corporation*                        751,500
                                                                  ------------

                                                                  $  4,130,100

       HOMEBUILDERS/REAL ESTATE DEVELOPMENT   7.0%
       46,000            Toll Brothers, Inc.*                     $  2,054,820
       29,000            Florida Rock Industries, Inc.            $  1,858,610
       3,000             The St. Joe Company                           187,350
                                                                  ------------

                                                                  $  4,100,780

       CONSUMER ELECTRONICS 6.1%
       44,000            Apple Computer, Inc.*                    $  2,358,840
       54,000            Motorola, Inc.                              1,192,860
                                                                  ------------

                                                                  $  3,551,700

MARKMAN TOTAL RETURN CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)

        Shares                                                            Market Value
        COMMON STOCKS   97.4% - Continued
        INDUSTRIAL EQUIPMENT & COMPONENTS   5.8%
        19,000            Building Materials Holding Corp.               $   1,770,610
        38,000            Ceradyne, Inc.*                                    1,393,840
        7,000             Pentair, Inc.                                        255,500
                                                                         -------------

                                                                         $   3,419,950
        SOFTWARE & SERVICES 4.9%
        90,000            Synmantec Corporation*                         $   2,039,400
        11,000            Infosys Technologies Ltd.                            817,080
                                                                         -------------

                                                                         $   2,856,480
        FINANCIAL 3.8%
        18,000            Capital One Financial Corporation              $   1,431,360
        25,000            Aon Corp.                                            802,000
                                                                         -------------

                                                                         $   2,233,360
        CONSUMER SERVICES 3.5%
        35,000            Proctor & Gamble Co.                               2,081,100
                                                                         -------------

        TRANSPORTATION & DELIVERY 3.5
        50,000            Northern Southern Corporation                  $   2,028,000
                                                                         -------------

        MEDIA 3.1%
        50,000            XM Satellite Radio Holdings, Inc.*             $   1,795,500
                                                                         -------------

        TELECOMMUNICATIONS 2.0%
        29,000            Mobile Telesystems                             $   1,179,720
                                                                         -------------

        LEISURE 1.3%
        18,000            Royal Caribbean Cruises Ltd.                   $     777,600
                                                                         -------------

        TOTAL COMMON STOCKS                                              $  57,115,100
                                                                         -------------

        BOND FUNDS   2.1%
        107,354           PIMCO Emerging Markets Bond Fund - INST Class  $   1,229,206
                                                                         -------------

        MONEY MARKET FUNDS   1.0%
        612,031           5/3 Prime Money Market Fund                    $     612,031
                                                                         -------------

        TOTAL INVESTMENT SECURITIES
        (Cost $47,891,694)   100.5%                                      $  58,956,337

        LIABILITIES IN  EXCESS OF OTHER ASSETS   (0.5%)                       (319,935)
                                                                         -------------

        NET ASSETS   100.0%                                              $  58,636,402
                                                                         -------------

* Non-income producing security.
ADR - American Depository Receipt.

See accompanying Notes to Portfolio of Investments.

MARKMAN TOTAL RETURN CORE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)

Securities valuation - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal tax information - The aggregate identified cost for federal income tax purposes is $47,993,980, resulting in gross unrealized appreciation and depreciation of $11,164,613 and $202,256, respectively, and net unrealized appreciation of $10,962,357.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Markman MultiFund Trust

By (Signature and Title)


/s/ Robert J. Markman
-------------------------------
Robert J. Markman
President

Date:  November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Robert J. Markman
-------------------------------
Robert J. Markman
President

Date:  November 22, 2005

By (Signature and Title)


/s/ Judith E. Fansler
-------------------------------
Judith E. Fansler
Treasurer and Chief Financial Officer

Date:  November 22, 2005